PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 2,156	$ 1,463
Less: accumulated depreciation	(1,221)	(919)
Total property and equipment, net	935	544
Depreciation and amortization	302	184	$ 204
Computers [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	392	282
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	132	118
Molds [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,398	914
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 234	$ 149